Performance Management	Dec. 31, 2025
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4:	15.46%	Worst Quarter:	2020, Q1:	-28.10%	Year to Date (3/31/2026):	2.48%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Ceredex Large-Cap Value Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		5.62%	7.44%	8.72%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		12.08%	8.94%	9.62%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		7.33%	4.18%	5.79%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.48%	5.51%	6.56%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		12.38%	9.23%	9.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Ceredex Large-Cap Value Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	2.48%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	20.18%	Worst Quarter:	2020, Q1:	-34.13%	Year to Date (3/31/2026):	9.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Ceredex Mid-Cap Value Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell Midcap® Value Index | Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index
Russell Midcap® Value Index | Average Annual Return, Percent		11.05%	9.83%	9.78%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		10.79%	8.24%	9.05%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		16.76%	8.93%	9.17%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		17.66%	9.77%	9.99%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		12.02%	6.67%	7.04%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.75%	6.75%	7.03%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		17.92%	10.03%	10.26%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Ceredex Mid-Cap Value Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	9.20%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4:	27.22%	Worst Quarter:	2020, Q1:	-33.88%	Year to Date (3/31/2026):	5.49%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Ceredex Small-Cap Value Equity Fund		12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	15.18%	14.45%
FT Wilshire 5000 Index | Performance Inception Date				Feb. 26, 2019
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	8.00%	9.27%
Russell 2000® Value Index | Performance Inception Date				Feb. 26, 2019
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		(4.51%)	6.18%		7.01%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		1.61%	7.76%		7.96%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		1.35%	4.31%		5.10%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.14%	5.30%		5.74%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		1.76%	8.05%	6.56%
Class R6 Shares | Performance Inception Date				Feb. 26, 2019

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Ceredex Small-Cap Value Equity Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	5.49%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.22%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Seix Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	6.37%	Worst Quarter:	2022, Q1:	-5.79%	Year to Date (3/31/2026):	-0.01%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix Core Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		2.38%	(1.63%)	1.31%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.51%	(0.76%)	1.83%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		4.72%	(2.04%)	0.63%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.83%	(1.10%)	0.90%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		6.78%	(0.60%)	1.99%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix Core Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(0.01%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus Seix Floating Rate High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	8.86%	Worst Quarter:	2020, Q1:	-13.30%	Year to Date (3/31/2026):	0.39%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix Floating Rate High Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P UBS Leveraged Loan Index | Average Annual Return, Label [Optional Text]	S&P UBS Leveraged Loan Index
S&P UBS Leveraged Loan Index | Average Annual Return, Percent		5.94%	6.37%	5.78%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		2.59%	5.19%	4.61%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		4.89%	5.17%	4.30%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		5.83%	6.11%	5.23%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		2.55%	3.11%	2.72%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.39%	3.36%	2.90%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		5.94%	6.22%	5.34%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The S&P UBS Leveraged Loan Index (formerly known as the Credit Suisse Leveraged Loan Index) is a market-weighted index that tracks the investable universe of the U.S. dollar-denominated leveraged loan market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix Floating Rate High Income Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	0.39%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Seix High Grade Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	7.07%	Worst Quarter:	2022, Q1:	-6.53%	Year to Date (3/31/2026):	-0.34%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix High Grade Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		0.65%	(0.37%)	1.86%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		3.65%	0.34%	2.30%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		3.65%	0.21%	1.90%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.44%	0.73%	2.12%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix High Grade Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(0.34%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.53%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus Seix High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	ICE BofA US High Yield BB-B Constrained Index (reflects no deduction for fees, expenses or taxes) 8.73% 4.11% 6.05% 5.31% The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	10.53%	Worst Quarter:	2020, Q1:	-10.41%	Year to Date (3/31/2026):	-0.86%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix High Yield Fund		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.53%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Aug. 01, 2016
ICE BofA US High Yield BB-B Constrained Index | Average Annual Return, Label [Optional Text]	ICE BofA US High Yield BB-B Constrained Index
ICE BofA US High Yield BB-B Constrained Index | Average Annual Return, Percent		8.73%	4.11%	5.31%	6.05%
ICE BofA US High Yield BB-B Constrained Index | Performance Inception Date				Aug. 01, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.13%	2.83%		5.35%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		7.33%	3.81%		5.95%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		4.44%	1.38%		3.56%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.28%	1.82%		3.52%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		7.31%	3.92%	5.47%
Class R6 Shares | Performance Inception Date				Aug. 01, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The ICE BofA US High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix High Yield Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(0.86%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	5.80%	Worst Quarter:	2022, Q1:	-5.48%	Year to Date (3/31/2026):	-0.11%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix Investment Grade Tax-Exempt Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Yr Blend (1-17) Index
Bloomberg Municipal 1-15 Yr Blend (1-17) Index | Average Annual Return, Percent		5.18%	1.16%	2.27%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		0.85%	0.00%	1.61%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		3.88%	0.70%	2.05%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		3.88%	0.58%	1.71%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.42%	0.94%	1.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The Bloomberg Municipal 1-15 Year Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(0.11%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus Seix Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	5.94%	Worst Quarter:	2022, Q1:	-5.70%	Year to Date (3/31/2026):	0.00%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix Total Return Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		2.63%	(1.68%)	1.31%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		6.86%	(0.70%)	1.94%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		5.01%	(1.98%)	0.81%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.03%	(1.06%)	1.01%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		7.02%	(0.54%)	2.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix Total Return Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4:	1.96%	Worst Quarter:	2022, Q1:	-0.84%	Year to Date (3/31/2026):	0.84%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Seix U.S. Government Securities Ultra-Short Bond Fund		12 Months Ended	60 Months Ended	89 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.10%		2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Jul. 24, 2018
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.53%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Aug. 01, 2016
Bloomberg U.S. Treasury Bill 3-6 Month Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury Bill 3-6 Month Index
Bloomberg U.S. Treasury Bill 3-6 Month Index | Average Annual Return, Percent		4.32%	3.21%	2.73%		2.25%
Bloomberg U.S. Treasury Bill 3-6 Month Index | Performance Inception Date				Jul. 24, 2018
Bloomberg U.S. Treasury Bill 3-6 Month Index | Average Annual Return, Percent					2.36%
Bloomberg U.S. Treasury Bill 3-6 Month Index | Performance Inception Date					Aug. 01, 2016
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		5.13%	2.80%	2.40%
Class A Shares | Performance Inception Date				Jul. 24, 2018
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		5.39%	3.04%			2.24%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		3.42%	1.71%			1.29%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.17%	1.75%			1.30%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		5.54%	3.21%		2.51%
Class R6 Shares | Performance Inception Date					Aug. 01, 2016

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

The Bloomberg U.S. Treasury Bill 3-6 Month Index measures the performance of U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	0.84%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.96%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Virtus SGA International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	20.17%	Worst Quarter:	2020, Q1:	-16.51%	Year to Date (3/31/2026):	-10.10%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus SGA International Growth Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA Index (net) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA Index (net)
MSCI All Country World ex USA Index (net) | Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.38%	(0.15%)	6.56%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		9.66%	1.23%	7.42%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		9.47%	(0.55%)	5.22%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.05%	0.86%	5.66%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		9.74%	1.34%	7.52%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]

The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus SGA International Growth Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(10.10%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	27.30%	Worst Quarter:	2022, Q2:	-22.04%	Year to Date (3/31/2026):	-10.82%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns - Virtus Silvant Large-Cap Growth Stock Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	14.45%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		12.32%	14.10%	15.63%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		19.05%	15.68%	16.59%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		18.70%	14.83%	14.18%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.51%	12.38%	12.77%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		19.11%	15.78%	16.69%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell universe, which comprises the 3,000 largest U.S. companies. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Silvant Large-Cap Growth Stock Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(10.82%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Virtus Zevenbergen Innovative Growth Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s and Predecessor Fund’s performance from year to year over a 10-year period. The table shows how the fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies. The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	The Russell 3000® Growth Index is a free float-adjusted market capitalization-weighted index that measures the performance of growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is unmanaged and not available for direct investment.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart [Heading]	Calendar year total returns for Class I Shares (includes returns of the Predecessor Fund)
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2:	52.48%	Worst Quarter:	2022, Q2:	-42.22%	Year to Date (3/31/2026):	-14.67%

Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/25; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
Average Annual Total Returns - Virtus Zevenbergen Innovative Growth Stock Fund		12 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		17.13%	13.40%	15.17%	14.45%
FT Wilshire 5000 Index | Performance Inception Date				Oct. 20, 2020
Russell 3000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 3000® Growth Index
Russell 3000® Growth Index | Average Annual Return, Percent		18.15%	14.59%	15.99%	17.59%
Russell 3000® Growth Index | Performance Inception Date				Oct. 20, 2020
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.90%	(1.42%)		15.00%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		10.22%	(0.05%)		15.93%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		10.22%	(0.23%)		14.91%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.05%	(0.11%)		12.93%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		10.33%	0.06%	2.77%
Class R6 Shares | Performance Inception Date				Oct. 20, 2020

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 3000® Growth Index is a free float-adjusted market capitalization-weighted index that measures the performance of growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. Effective March 24, 2025, the index applies a capping methodology. Index constituents are capped quarterly so that no more than 22.5% of the index weight may be allocated to a single constituent, and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 45% of the total index weight. For periods prior to March 24, 2025, the index was uncapped. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Availability Website Address [Text]	virtus.com
Performance Availability Phone [Text]	800-243-1574
Virtus Zevenbergen Innovative Growth Stock Fund | Class I Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date
Bar Chart, Year to Date Return	(14.67%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	52.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(42.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022